Revenue - product sales and recycling services (Tables)	3 Months Ended
Mar. 31, 2023
Product sales revenue [Abstract]
Schedule of product sales revenue

For the three months ended March 31,	2023	2022
Product revenue recognized in the period	$7.2	$3.3
Fair value pricing adjustments	(4.1)	4.4
Product sales	3.1	7.7
Recycling services	0.5	0.3
Revenue	$3.6	$8.0

For the three months ended March 31,	2023	2022
Product revenue recognized in the period	$7.2	$3.3
Recycling services	0.5	0.3
Total revenue before FV pricing adjustment	$7.7	$3.6